Stock-Based Compensation - Summary of Restricted Shares Granted and Stock Units Activity (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Granted | shares	84,000
Shares, Forfeited | shares	(8,250)
Shares, Unvested, Ending balance | shares	75,750
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 8.18
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	7.27
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares	$ 8.27
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Unvested, Beginning balance | shares	2,018,752
Shares, Granted | shares	462,090
Shares, Vested | shares	(702,165)
Shares, Forfeited | shares	(105,000)
Shares, Repurchased | shares	(1,005,714)
Shares, Unvested, Ending balance | shares	667,963
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance | $ / shares	$ 0.08
Weighted-Average Grant Date Fair Value, Granted | $ / shares	9.49
Weighted-Average Grant Date Fair Value, Vested | $ / shares	1.37
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	9.49
Weighted-Average Grant Date Fair Value, Repurchased | $ / shares	0.03
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares	$ 3.68